Stock Plan - Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Number Of Shares Available For Grant Abstract
Balance, beginning of period (in shares)	3,624,000	53,000	1,818,000	4,786,000
Authorized	9,115,000	24,900,000	3,975,000
Granted	(9,061,000)	(22,094,000)	(6,476,000)	(3,664,000)
Exercised	0	0	0	0
Canceled	1,092,000	765,000	736,000	696,000
Balance, end of period (in shares)	4,770,000	3,624,000	53,000	1,818,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, beginning of period (in shares)	43,998,000	23,404,000	20,947,000	18,116,000
Granted (in shares)	6,948,000	22,094,000	6,476,000	3,664,000
Exercised (in shares)	(1,215,000)	(735,000)	(3,283,000)	(137,000)
Canceled (in shares)	(1,076,000)	(765,000)	(736,000)	(696,000)
Balance, end of period (in shares)	48,655,000	43,998,000	23,404,000	20,947,000
Options exercisable (in shares)	22,704,000	16,577,000
Options vested and expected to vest (in shares)	47,634,000	41,411,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, weighted average exercise price, beginning of period (in dollars per share)	$ 1.72	$ 0.21	$ 0.06	$ 0.05
Granted, weighted average exercise price (in dollars per share)	10.67	3.25	0.61	0.13
Exercised, weighted average exercise price (in dollars per share)	0.78	0.14	0.05	0.03
Canceled, weighted average exercise price (in dollars per share)	3.16	0.95	0.16	0.03
Balance, weighted average exercise price, end of period (in dollars per share)	2.99	1.72	$ 0.21	$ 0.06
Options exercisable, weighted average exercise price (in dollars per share)	0.73	0.18
Options vested and expected to vest, weighted average exercise price (in dollars per share)	$ 2.94	$ 1.67
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, aggregate intrinsic value, exercised	$ 28,694	$ 3,001	$ 1,111	$ 3
Options outstanding, aggregate intrinsic value, beginning of period	1,688,589	207,863
Options exercisable, aggregate intrinsic value	839,143	104,027
Options vested and expected to vest, aggregate intrinsic value	$ 1,655,571	$ 197,803